Investment in Operating Leases, Net (Schedule of Operating Leases of Lessor) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Leases, Operating [Abstract]
Operating Leases, Future Minimum Payments Receivable, Current	$ 2,573
Operating Leases, Future Minimum Payments Receivable, in Two Years	1,705
Operating Leases, Future Minimum Payments Receivable, in Three Years	618
Operating Leases, Future Minimum Payments Receivable, in Four Years	27
Operating Leases, Future Minimum Payments Receivable, Thereafter	0
Operating Leases, Future Minimum Payments Receivable	$ 4,923